NATURE OF BUSINESS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
NATURE OF BUSINESS [Abstract]
Accumulated deficit	$ (1,796,454)	$ (1,490,734)	$ (514,496)